Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 135,192,629	$ 144,629,055	$ 134,068,317
Cost of revenues	(95,666,223)	(99,833,630)	(86,972,132)
Gross profit	39,526,406	44,795,425	47,096,185
Operating expenses:
Selling expenses	(19,407,502)	(19,672,532)	(19,550,604)
General and administrative expenses	(5,404,193)	(4,379,642)	(4,075,896)
Research and development expenses	(4,127,391)	(4,973,452)	(4,250,451)
Total operating expenses	(28,939,086)	(29,025,626)	(27,876,951)
Other income (expenses):
Interest income	84,479	179,412	178,758
Interest expenses	(1,065,858)	(1,064,745)	(995,345)
Other income, net	538,616	58,766	208,908
Other expense, net	(1,027,230)	(2,839,598)	(2,111,109)
Exchange loss	(21,087)	(3,298)	(11,651)
Total other expenses, net	(1,491,080)	(3,669,463)	(2,730,439)
Income before income tax	9,096,240	12,100,336	16,488,795
Income tax expenses	(1,182,352)	(850,633)	(2,478,882)
Net income	7,913,888	11,249,703	14,009,913
Comprehensive income
Foreign currency translation adjustments, net of tax	(7,088,792)	4,188,370	3,831,082
Comprehensive income	$ 825,096	$ 15,438,073	$ 17,840,995
Earnings per share, basic (in Dollars per share)	$ 0.16	$ 0.23	$ 0.29
Earnings per share - diluted (in Dollars per share)	$ 0.16	$ 0.23	$ 0.29
Weighted average number of shares (in Shares)	50,319,976	48,175,620	47,973,428